Loss per share (Details) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [line items]
Antidilutive securities	1,136,367	1,201,610
Stock options
Earnings per share [line items]
Antidilutive securities	1,027,646	1,154,738
DSUs
Earnings per share [line items]
Antidilutive securities	60,380	46,872
RSUs
Earnings per share [line items]
Antidilutive securities	48,341	0